Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments Schedule [Abstract]
Short-Term Investments

Short-term investments consisted of the following as of December 31, 2015 and 2016:

	December 31,
	2015	2016
	RMB	RMB	US$
Held-to-maturity securities
- Fixed rate time deposits	—	277,946	40,033
- Floating rate principal unguaranteed investments	102,300	—	—

	102,300	277,946	40,033